Cover	Apr. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	bluebird bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35966
Entity Tax Identification Number	13-3680878
Entity Address, Address Line One	455 Grand Union Boulevard
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02145
City Area Code	339
Local Phone Number	499-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BLUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001293971
Amendment Flag	false